Share-based compensation - Text Details (Detail) € / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Share-based compensation [Line Items]
Share-based compensation costs	€ 121,000,000		€ 105,000,000		€ 102,000,000
Employee stock purchase plan	6,000,000
Increase (decrease) through share-based payment transactions, equity	€ 116,000,000		€ 101,000,000		€ 107,000,000
Comparison group for performance shares	20	20	20	20	20	20
Risk free interest rate, share options granted	(0.74%)	(0.74%)
Expected volatility, share options granted	25.00%	25.00%
Aggregate intrinsic value of liabilities from share-pased payments	€ 9,000,000		€ 13,000,000		€ 15,000,000
Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	10 months 24 days	10 months 24 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 13.1
Proceeds from exercise of options	€ 21,000,000
US Dollar [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	10 months 24 days	10 months 24 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 11.8
Top of range [member] | Euro [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 22.43
Performance share plans [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 116,000,000		106,000,000		111,000,000
Cost recognition period (weighted average)	1.84	1.84
Restricted shares [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 62,000,000		59,000,000		59,000,000
Cost recognition period (weighted average)	1.84	1.84
Cliff-vesting period	3						3
Option plans [Member]
Share-based compensation [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 13,000,000						$ 12.0
Option plans [Member] | Euro [Member]
Share-based compensation [Line Items]
Proceeds from exercise of options			28,000,000		57,000,000
Tax deductions realized as a result of option exercises	€ 3,000,000		2,000,000		3,000,000
Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 11.0		$ 11.0		$ 16.0
Option plans [Member] | Bottom of range [member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 14.82
Option plans [Member] | Bottom of range [member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares							$ 19.50
Option plans [Member] | Top of range [member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 24.9
Option plans [Member] | Top of range [member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares							33.51
Accelerate options [Member] | Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 4 months 24 days	1 year 4 months 24 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 4,300,000
Aggregate intrinsic value of liabilities from share-pased payments	1,600,000		2,000,000		4,000,000
Proceeds from exercise of options	1,400,000		2,000,000		4,000,000
Tax deductions realized as a result of option exercises	€ 100,000		€ 200,000		€ 200,000
Accelerate options [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares							$ 20.02
Weighted average remaining contractual life of outstanding share options	1 year 1 month 6 days	1 year 1 month 6 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $							$ 1.3
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 0.9		$ 1.0		$ 1.0
Accelerate options [Member] | Bottom of range [member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 15.24